Financial Highlights (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Financial Highlights
Schedule of financial highlights reflecting total return and relevant ratios to Partnership

	Three Months Ended
	March 31,
	2018	2017

Total return – Class A Units	(5.85)%	(1.03)%
Total return – Class B Units	(6.01)%	(1.19)%
Total return – Legacy 1 Class Units	(5.30)%	(0.45)%
Total return – Legacy 2 Class Units	(5.35)%	(0.51)%
Total return – Global 1 Class Units	(4.81)%	(0.40)%
Total return – Global 2 Class Units	(4.89)%	(0.46)%
Total return – Global 3 Class Units	(5.31)%	(0.89)%
Ratios as a percentage of average net assets:
Expenses prior to incentive fees (1)	5.10%	5.21%
Incentive fees (2)	0.00%	0.09%
Total expenses	5.10%	5.30%
Net investment loss (1) (3)	(4.21)%	(4.44)%

(1)	Annualized.
(2)	Not annualized.
(3)	Excludes incentive fee.

	2017	2016	2015

Total return – Class A Units	(3.12)%	(0.78)%	(12.41)%
Total return – Class B Units	(3.75)%	(1.48)%	(12.97)%
Total return – Legacy 1 Class Units	(0.86)%	1.41%	(10.44)%
Total return – Legacy 2 Class Units	(1.10)%	1.14%	(10.66)%
Total return – Global 1 Class Units	(0.40)%	2.58%	(10.46)%
Total return – Global 2 Class Units	(0.62)%	2.51%	(10.64)%
Total return – Global 3 Class Units	(2.34)%	0.80%	(12.16)%
Ratios as a percentage of average net assets:
Expenses prior to incentive fees (1)	5.16%	5.45%	5.71%
Incentive fees	0.28%	0.40%	0.97%
Total expenses	5.44%	5.85%	6.68%
Net investment loss (1)	(4.01)%	(4.77)%	(5.22)%

(1)	Excludes incentive fee.

Schedule of per unit performance calculations activity related to the Partnership

	Class A	Class B	Legacy 1	Legacy 2	Global 1	Global 2	Global 3
	Units	Units	Class Units	Class Units	Class Units	Class Units	Class Units
Per Unit Performance
(for unit outstanding throughout the entire period):

Net asset value per unit at December 31, 2014	$1,247.57	$1,038.84	$935.15	$920.26	$913.24	$898.69	$812.47
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	(79.24)	(65.62)	(60.34)	(58.85)	(65.63)	(62.29)	(54.70)
Expenses net of interest and dividend income*	(75.53)	(69.09)	(37.27)	(39.22)	(29.90)	(33.37)	(44.11)
Total income (loss) from operations	(154.77)	(134.71)	(97.61)	(98.07)	(95.53)	(95.66)	(98.81)
Net asset value per unit at December 31, 2015	1,092.80	904.13	837.54	822.19	817.71	803.03	713.66
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	50.75	42.35	39.72	38.51	43.89	43.89	39.23
Expenses net of interest and dividend income*	(59.30)	(55.74)	(27.91)	(29.15)	(22.78)	(23.73)	(33.53)
Total income (loss) from operations	(8.55)	(13.39)	11.81	9.36	21.11	20.16	5.70
Net asset value per unit at December 31, 2016	1,084.25	890.74	849.35	831.55	838.82	823.19	719.36
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	14.25	11.87	11.12	10.93	11.08	11.60	10.11
Expenses net of interest and dividend income*	(48.10)	(45.24)	(18.41)	(20.12)	(14.48)	(16.67)	(26.97)
Total income (loss) from operations	(33.85)	(33.37)	(7.29)	(9.19)	(3.40)	(5.07)	(16.86)
Net asset value per unit at December 31, 2017	$1,050.40	$857.37	$842.06	$822.36	$835.42	$818.12	$702.50

* Expenses net of interest and dividend income per unit and organization and offering costs per unit are calculated by dividing the expenses net of interest income by the average number of units outstanding during the period. The net realized and change in unrealized gain (loss) from trading is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.

Class A
Financial Highlights
Schedule of per unit performance calculations activity related to the Partnership

Class A Units	Three Months Ended
	March 31,
	2018	2017

Per Unit Performance
(for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period	$1,050.40	$1,084.25
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading*	(49.35)	2.71
Expenses net of interest and dividend income*	(12.13)	(13.82)
Total income (loss) from operations	(61.48)	(11.11)
Net asset value per unit at end of period	$988.92	$1,073.14

Class B
Financial Highlights
Schedule of per unit performance calculations activity related to the Partnership

Class B Units	Three Months Ended
	March 31,
	2018	2017

Per Unit Performance
(for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period	$857.37	$890.74
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading*	(40.38)	2.26
Expenses net of interest and dividend income*	(11.12)	(12.83)
Total income (loss) from operations	(51.50)	(10.57)
Net asset value per unit at end of period	$805.87	$880.17

Legacy 1 Class
Financial Highlights
Schedule of per unit performance calculations activity related to the Partnership

Legacy 1 Class Units	Three Months Ended
	March 31,
	2018	2017

Per Unit Performance
(for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period	$842.06	$849.35
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading*	(40.03)	2.04
Expenses net of interest and dividend income*	(4.60)	(5.88)
Total income (loss) from operations	(44.63)	(3.84)
Net asset value per unit at end of period	$797.43	$845.51

Legacy 2 Class
Financial Highlights
Schedule of per unit performance calculations activity related to the Partnership

Legacy 2 Class Units	Three Months Ended
	March 31,
	2018	2017

Per Unit Performance
(for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period	$822.36	$831.55
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading*	(39.03)	2.14
Expenses net of interest and dividend income*	(5.00)	(6.42)
Total income (loss) from operations	(44.03)	(4.28)
Net asset value per unit at end of period	$778.33	$827.27

Global 1 Class
Financial Highlights
Schedule of per unit performance calculations activity related to the Partnership

Global 1 Class Units	Three Months Ended
	March 31,
	2018	2017

Per Unit Performance
(for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period	$835.42	$838.82
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading*	(36.75)	1.41
Expenses net of interest and dividend income*	(3.46)	(4.73)
Total income (loss) from operations	(40.21)	(3.32)
Net asset value per unit at end of period	$795.21	$835.50

Global 2 Class
Financial Highlights
Schedule of per unit performance calculations activity related to the Partnership

Global 2 Class Units	Three Months Ended
	March 31,
	2018	2017

Per Unit Performance
(for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period	$818.12	$823.19
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading*	(36.17)	1.41
Expenses net of interest and dividend income*	(3.83)	(5.18)
Total income (loss) from operations	(40.00)	(3.77)
Net asset value per unit at end of period	$778.12	$819.42

Global 3 Class
Financial Highlights
Schedule of per unit performance calculations activity related to the Partnership

Global 3 Class Units	Three Months Ended
	March 31,
	2018	2017

Per Unit Performance
(for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period	$702.50	$719.36
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading*	(30.70)	1.09
Expenses net of interest and dividend income*	(6.61)	(7.52)
Total income (loss) from operations	(37.31)	(6.43)
Net asset value per unit at end of period	$665.19	$712.93